Inventory	12 Months Ended
Dec. 31, 2018
Inventory [Abstract]
Inventory	Note 5 – Inventory
	December 31,
	2017	2018
	Thousand USD	Thousand USD

Raw and auxiliary materials, and consumables	1,587	1,863
Work in progress	291	342
Finished goods	458	911
	2,336	3,116